Income Taxes (Details) - Schedule of Loss Before Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Loss Before Income Taxes [Line Items]
Domestic	$ (19,809,584)	$ (2,551,738)	$ (11,367,084)	$ (3,944,747)	$ (28,261,210)	$ (2,177,073)
Foreign	5,384,145	(6,160,962)	(15,390,894)	(28,229,173)	(33,770,866)	(28,868,079)
Loss before income taxes	14,425,439	(8,712,700)	(26,757,978)	(32,173,920)	(62,032,076)	(31,045,152)
Current Taxes
U.S. federal
U.S. state and local
Foreign
Current taxes
Deferred Taxes
U.S. federal
U.S. state and local
Foreign
Deferred Taxes
Provision for income taxes